Share-Based Payments - Summary of Granted Warrants, Options and Share Awards (Details)	12 Months Ended
	Dec. 31, 2023 Option EquityInstruments kr / shares	Dec. 31, 2022 Option EquityInstruments kr / shares
Number of Shares
Beginning balance | EquityInstruments	3,952,166	2,289,000
End balance | EquityInstruments	6,098,730	3,952,166
Options
Number of Shares
Beginning balance | Option	3,952,166	2,289,000
Granted | Option	2,333,000	1,751,000
Forfeited | Option	(186,436)	(87,834)
End balance | Option	6,098,730	3,952,166
Weighted Average Exercise Prices
Beginning balance	kr 113.07	kr 128.18
Granted	111.16	94.33
Forfeited	104.54	133.33
End balance	kr 112.51	kr 113.07
Share Awards
Number of Shares
Beginning balance | Option	94,878	109,738
Granted | Option	40,957	40,706
Forfeited | Option	(34,860)	(4,167)
Exercised | Option		(51,399)
End balance | Option	100,975	94,878
Weighted Average Exercise Prices
Beginning balance	kr 0	kr 0
Granted	0	0
Forfeited	0	0
Exercised	0	0
End balance	0	kr 0
Weighted average share price at the date of exercise	0
Warrants
Number of Shares
Beginning balance | Option		1,279,086
Exercised | Option		(1,279,086)
Weighted Average Exercise Prices
Beginning balance	0	kr 74.37
Granted	0	0
Forfeited	0	0
Exercised	0	74.37
End balance	0	kr 0
Weighted average share price at the date of exercise	kr 0